SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20   SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of this consolidated financial statements, and does not identify any events with material financial impact on the Company’s consolidated financial statements.